Directors and Staff Costs - Summary of Staff Costs, Including Directors' Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	£ 6,656	£ 5,060	£ 4,246
Social security costs	827	1,391	237
Other pension costs	201	163	131
Share-based payments charge	4,395	584	681
Total aggregate remuneration	£ 12,079	£ 7,198	£ 5,295